INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [line items]
Total deferred tax assets	$ 37,863	$ 29,211	$ 27,025
Intangible assets
Deferred tax assets [line items]
Total deferred tax assets	2,183	9,876	10,493
Lease liabilities
Deferred tax assets [line items]
Total deferred tax assets	7,063	7,042	3,795
Accruals
Deferred tax assets [line items]
Total deferred tax assets	4,151	2,026	2,289
Unrealized profit in inventory
Deferred tax assets [line items]
Total deferred tax assets	8,453	3,176	0
Other
Deferred tax assets [line items]
Total deferred tax assets	3,484	3,545	2,672
Tax losses
Deferred tax assets [line items]
Total deferred tax assets	$ 12,529	$ 3,546	$ 7,776